Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Common stock subject to possible redemption	18,598,256	18,926,577
Preferred stock, par value (in dollars per shares)	$ 0.0001	$ 0.0001
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Class A Common Stock [Member]
Common stock, par value (in dollars per shares)	$ 0.0001	$ 0.0001
Common stock, authorized	250,000,000	250,000,000
Common stock, issued	1,651,744	1,323,423
Common stock, outstanding	1,651,744	1,323,423
Common Class F [Member]
Common stock, par value (in dollars per shares)	$ 0.0001	$ 0.0001
Common stock, authorized	50,000,000	50,000,000
Common stock, issued	5,000,000	5,750,000
Common stock, outstanding	5,000,000	5,750,000